Related party transacti (Details Narrative) - Rubicon Technologies L L C [Member] - Investors [Member] - Rubicon [Member] - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Proceed from related party	$ 400	$ 400
Accounts receivable	$ 100	$ 300	$ 200